Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 633,000	$ 299,000
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	19,700,000
Limited partnership interests	212,947,000	116,480,000
Commercial mortgage loans, net of valuation allowance	493,800,000	514,500,000
Total impaired mortgage loans	0	12,200,000
Valuation allowance on impaired mortgage loans		1,832,000		637,000
Average balance impaired mortgage loans	2,400,000	7,600,000	1,200,000
Interest income on collateral, net of fees	0	0	0
Debt securities	5,491,047,000	5,602,738,000
Cost-method limited partnership interests
Schedule of Investments [Line Items]
Limited partnership interests	52,500,000	41,400,000
EMA limited partnerships
Schedule of Investments [Line Items]
Limited partnership interests	160,400,000	75,100,000
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	65,700,000	36,000,000	24,800,000
Gross losses realized on sales of fixed income securities	636,000	2,500,000	16,100,000
Fixed income securities on loan	98,000,000	60,700,000
Debt securities	5,491,047,000	5,602,738,000
Fixed income securities | Non Income Producing Investments
Schedule of Investments [Line Items]
Debt securities	0
Investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	9,400,000
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of amortized cost or cost	1,700,000
Debt securities	300,300,000	285,700,000
Fixed income securities and short-term investments
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	2,600,000
Equity securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	65,700,000	36,000,000	24,800,000
Gross losses realized on sales of fixed income securities	636,000	2,500,000	16,100,000
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities, not included in earnings	40,000	41,000
Debt securities	$ 98,325,000	$ 159,919,000